Related Party Transactions - Additional Information (Details) redeemableUnit in Millions		3 Months Ended		12 Months Ended
	Aug. 12, 2021 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) redeemableUnit	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Non-controlling interests				$ (39,356,000)	$ 42,182,000
Interest expense				57,837,000	51,211,000
Interest payable				12,900,000	12,600,000
Right-of-use assets				128,264,000	88,017,000
Interest expense on finance liabilities				$ 3,952,000	4,053,000
Cultivation Facility And Production Facility, California
Disclosure of transactions between related parties [line items]
Right-of-use assets		$ 0
Gain (loss) on termination of lease		$ 4,900,000
Joe Caltabiano
Disclosure of transactions between related parties [line items]
Ownership interest (in percent)				11.80%
Individuals
Disclosure of transactions between related parties [line items]
Ownership interest (in percent)				21.90%
Borrowings with Related Parties
Disclosure of transactions between related parties [line items]
Interest expense				$ 0	1,200,000
Interest payable				$ 0	0
Amended Term Loan
Disclosure of transactions between related parties [line items]
Amended term loan					$ 0
Senior Loan
Disclosure of transactions between related parties [line items]
Principal repayment of the Senior Loan	$ 7,000,000		$ 16,600,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of redeemable units held by related party | redeemableUnit				89.9
Non-controlling interests				$ 24,700,000
Tax distribution payments to related party (in percent)				74.40%	84.70%
Reimbursements of tenant improvement allowance				$ 1,400,000
Expected reimbursements of tenant improvement allowance				800,000
MVS shareholder
Disclosure of transactions between related parties [line items]
Interest expense on finance liabilities				300,000	300,000
Finance liabilities				$ 1,500,000	$ 1,500,000
Incremental borrowing rate (in percent)				17.20%	17.20%